Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Segment Information) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	$ 175	[1]	$ 402	[1]	$ 398	[1]
Advanced Engineered Materials [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	95	[1]	79	[1]	182	[1]
Consumer Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	251	[1]	229	[1]	163	[1]
Industrial Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	86	[1]	102	[1]	89	[1]
Acetyl Intermediates [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	269	[1]	458	[1]	237	[1]
Other Activities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	(526)	[1]	(466)	[1]	(273)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	511		690		503
As Previously Reported [Member] | Advanced Engineered Materials [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	86		76		186
As Previously Reported [Member] | Consumer Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	244		227		164
As Previously Reported [Member] | Industrial Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	82		100		89
As Previously Reported [Member] | Acetyl Intermediates [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	263		459		243
As Previously Reported [Member] | Other Activities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	(164)		(172)		(179)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	(336)		(288)		(105)
Effect of Change [Member] | Advanced Engineered Materials [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	9		3		(4)
Effect of Change [Member] | Consumer Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	7		2		(1)
Effect of Change [Member] | Industrial Specialties [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	4		2		0
Effect of Change [Member] | Acetyl Intermediates [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	6		(1)		(6)
Effect of Change [Member] | Other Activities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating profit (loss)	$ (362)		$ (294)		$ (94)

[1]	As Adjusted (Note 2)